Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash
Total Assets	0	0	0
Liabilities
Accounts payable and accrued expenses	52,215	12,602	533
Amount due to director	76,414	30,414	3,140
Total Current Liabilities	128,629	43,016	3,673
Total Liabilities	128,629	43,016	3,673
Stockholders' Deficit
Common stock, $0.001 par value; 780,000,000 shares authorized; 730,039,317 issued and outstanding, respectively	730,039	730,039	730,039
Preferred stock, $0.001 par value; 20,000,000 shares authorized; 1,259,858 issued and outstanding, respectively	1,260	1,260	1,260
Additional paid-in capital	35,916,149	35,916,149	35,916,149
Accumulated deficit	(36,776,077)	(36,690,464)	(36,651,121)
Total Stockholders' Deficit	(128,629)	(43,016)	(3,673)
Total Liabilities and Stockholders' Deficit	$ 0	$ 0	$ 0